Cover	Jul. 23, 2025	Apr. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 23, 2025
Entity Registrant Name	Blackstone Real Estate Income Trust, Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		000-55931
Entity Tax Identification Number		81-0696966
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Entity Central Index Key	0001662972
Amendment Flag	false